Common Shares (Tables)	12 Months Ended
Oct. 31, 2023
Equity [Abstract]
Schedule of Shares Reserved for Future Issuance Under the Plan
As of October 31, 2023, and 2022, the Company has reserved the following shares of common shares for the exercise of common share warrants, share options, and remaining shares reserved for future issuance under the Plan:

	October 31,	October 31,
	2023	2022
Preferred Stock, as converted	—	5,983,339
Warrants to purchase redeemable convertible preferred shares	—	3,194,756
Warrants to purchase common shares	10,411,641	—
Options to purchase common shares*	2,706,941	1,575,785
Remaining shares reserved for future issuance under the equity plans	2,607,943	170,158

Total	15,726,525	10,924,038

*
As of October 31, 2023, amount includes the 1,046,764 shares with exercisability conditions of (i) the completion of the Reverse Recapitalization, and (ii) the filing an effective registration statement to register the shares underlying the option award, which is deemed probable as of October 31, 2023.